Non-ControllingInterest in Consolidated Subsidiaries	12 Months Ended
Dec. 31, 2017
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Non-ControllingInterest in Consolidated Subsidiaries

Note 20. Non-Controlling Interest in Consolidated Subsidiaries

An analysis of Coca-Cola FEMSA’s non-controlling interest in its consolidated subsidiaries for the years ended December 31, 2017, 2016 and 2015 is as follows:

	2017		2016		2015
Mexico	Ps.	5,994	Ps.	5,879	Ps.	3,342
Colombia		23		22		12
Brazil		1,224		1,195		632
Philippines		10,900		—		—

	Ps.	18,141	Ps.	7,096	Ps.	3,986

Non-controlling interests in Mexico primarily represent the individual results of a Mexican holding company Kristine Oversease, S.A.P.I. de C.V. This entity also has non-controlling stakes in certain Brazilian subsidiaries.

As disclosed in Note 4.1.2, commencing on February 1, 2017, the Company started consolidating CCFPI’s financial results in its financial statements. Summarised financial information of CCFPI is disclose in Note 26 of the consolidated financial statements as part of the Asia Segment.

The changes in the Coca-Cola FEMSA’s non-controlling interest were as follows:

	2017	2016	2015
Balance at beginning of the year	Ps.7,096	Ps.3,986	Ps. 4,401
Efects of business combination	11,072	—	—
Net income of non controlling interest	1,148	457	94
Exchange differences on translation of foreign operations	(1,138)	1,845	(554)
Remeasurements of the net defined employee benefit liability	38	—	6
Valuation of the effective portion of derivative financial instruments, net of taxes	(74)	51	50
Increase in shares of non-controlling interest	—	826	—
Dividends paid	(1)	(69)	(11)

Balance at end of the year	Ps.18,141	Ps.7,096	Ps.3,986